Nature of expenses (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Nature of expenses
Production and manufacturing costs	$ 1,670,816	$ 1,303,246
Salaries and benefits	9,621,647	9,692,860
Consulting fees	5,493,882	5,041,562
Research and development expenses	2,933,105	1,005,843
Sales and marketing expenses (recovery)	(193,369)	1,236,712
Amortization and depreciation	2,013,823	1,674,438
Share-based compensation	1,676,844	1,086,199
Rent	358,148	738,198
Bad debt expense	324,699
Insurance	507,993	117,758
Other expenses	888,080	895,143
Nature of expenses, total	$ 25,295,668	$ 22,791,959